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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------


Check here if Amendment [   ]; Amendment Number:
                                                  -----------
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hennessy Advisors, Inc.
Address:   The Courtyard Square
           750 Grant Avenue
           Suite 100
           Novato, CA  94945

Form 13F File Number:  028-06715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Teresa M. Nilsen
Title:  Executive Vice President and Chief Financial Officer
Phone:  (415) 899-1555


Signature, Place, and Date of Signing:


     /s/ Teresa M. Nilsen               Novato, CA                    7/24/02
     ---------------------------------------------------------------------------
     Teresa M. Nilsen                                                  Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                            ----------------------

Form 13F Information Table Entry Total:                   109
                                            ----------------------

Form 13F Information Table Value Total:           $   467,980
                                            ----------------------
                                                  (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:            Column 6:         Column 7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                               Other
    Name of Issuer        Class     Number    (x $1,000)  Principal Amount  Investment Discretion   Managers      Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                  SH/ Put/        Shared-  Shared-
                                                                  PRN Call  Sole  Defined   Other               Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
HENNESSY ADVISORS INC     COM      425885100    114,228   114,228  SH       SOLE                               114,228
TRACTOR SUPPLY CO         COM      892356106     11,344   159,800  SH       SOLE                               159,800
HOVNANIAN ENTRPRS INC
  -CL A                   COM      442487203     10,104   281,600  SH       SOLE                               281,600
NVR INC                   COM      62944T105      9,593    29,700  SH       SOLE                                29,700
SILGAN HOLDINGS INC       COM      827048109      9,354   231,300  SH       SOLE                               231,300
RYLAND GROUP INC          COM      783764103      8,159   164,000  SH       SOLE                               164,000
URBAN OUTFITTERS INC      COM      917047102      8,121   233,900  SH       SOLE                               233,900
PACTIV CORP               COM      695257105      7,656   321,700  SH       SOLE                               321,700
OHIO CASUALTY CORP        COM      677240103      7,555   361,500  SH       SOLE                               361,500
FREDS INC                 COM      356108100      7,512   204,250  SH       SOLE                               204,250
PENN NATIONAL
 GAMING INC               COM      707569109      7,456   410,800  SH       SOLE                               410,800
D&K HEALTHCARE
 RESOURCES INC            COM      232861104      7,433   210,800  SH       SOLE                               210,800
EMCOR GROUP INC           COM      29084Q100      7,426   126,500  SH       SOLE                               126,500
INTERGRAPH CORP           COM      458683109      7,213   413,600  SH       SOLE                               413,600
D R HORTON INC            COM      23331A109      7,179   275,800  SH       SOLE                               275,800
MICHAELS STORES INC       COM      594087108      7,157   183,500  SH       SOLE                               183,500
ROSS STORES INC           COM      778296103      7,095   174,100  SH       SOLE                               174,100
PROGRESSIVE CORP-OHIO     COM      743315103      7,092   122,600  SH       SOLE                               122,600
GTECH HOLDINGS CORP       COM      400518106      6,988   273,600  SH       SOLE                               273,600
WINNEBAGO INDUSTRIES      COM      974637100      6,899   156,800  SH       SOLE                               156,800
AUTONATION INC            COM      05329W102      6,729   464,100  SH       SOLE                               464,100
AIRGAS INC                COM      009363102      6,688   386,600  SH       SOLE                               386,600
DEAN FOODS CO             COM      242370104      6,628   177,700  SH       SOLE                               177,700
WHOLE FOODS MARKET INC    COM      966837106      6,601   136,900  SH       SOLE                               136,900

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:            Column 6:         Column 7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                               Other
    Name of Issuer        Class     Number    (x $1,000)  Principal Amount  Investment Discretion   Managers      Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                  SH/ Put/        Shared-  Shared-
                                                                  PRN Call  Sole  Defined   Other               Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands Inc           COM      988498101      6,590   225,300  SH       SOLE                               225,300
MOHAWK INDUSTRIES INC     COM      608190104      6,473   105,200  SH       SOLE                               105,200
AMERISTAR CASINOS INC     COM      03070Q101      6,416   220,800  SH       SOLE                               220,800
DAVITA INC                COM      23918K108      6,278   263,800  SH       SOLE                               263,800
PEP BOYS-MANNY MOE &
 JACK                     COM      713278109      6,214   368,800  SH       SOLE                               368,800
BERKLEY (W R) CORP        COM      084423102      6,166   112,100  SH       SOLE                               112,100
REGIS CORP/MN             COM      758932107      6,109   226,100  SH       SOLE                               226,100
CIRCUIT CITY STRS
 CARMAX GRP               COM      172737306      5,960   275,300  SH       SOLE                               275,300
AMERICAN WOODMARK CORP    COM      030506109      5,871   104,600  SH       SOLE                               104,600
RPM INC-OHIO              COM      749685103      5,856   384,000  SH       SOLE                               384,000
DARDEN RESTAURANTS INC    COM      237194105      5,837   236,300  SH       SOLE                               236,300
APOGEE ENTERPRISES INC    COM      037598109      5,659   394,100  SH       SOLE                               394,100
BEMIS CO                  COM      081437105      5,567   117,200  SH       SOLE                               117,200
DYNACARE INC              COM      267920205      5,557   252,700  SH       SOLE                               252,700
INTER-TEL INC  -SER A     ADR      458372109      5,225   305,400  SH       SOLE                               305,400
ALLIANCE GAMING CORP      COM      01859P609      5,202   416,800  SH       SOLE                               416,800
ARGOSY GAMING CORP        COM      040228108      5,078   178,800  SH       SOLE                               178,800
RYAN'S FAMILY STK
 HOUSES INC               COM      783519101      5,011   379,350  SH       SOLE                               379,350
SMITHFIELD FOODS INC      COM      832248108      4,799   258,700  SH       SOLE                               258,700
CDW COMPUTER CENTERS
 INC                      COM      125129106      4,784   102,200  SH       SOLE                               102,200
BEST BUY CO INC           COM      086516101      4,358   120,050  SH       SOLE                               120,050
REX STORES CORP           COM      761624105      4,155   300,850  SH       SOLE                               300,850
STORAGE TECHNOLOGY CP     COM      862111200      4,135   258,900  SH       SOLE                               258,900
MIM CORP                  COM      553044108      3,836   317,300  SH       SOLE                               317,300

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:            Column 6:         Column 7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                               Other
    Name of Issuer        Class     Number    (x $1,000)  Principal Amount  Investment Discretion   Managers      Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                  SH/ Put/        Shared-  Shared-
                                                                  PRN Call  Sole  Defined   Other               Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
1-800-FLOWERS.COM         COM      68243Q106      3,833   343,500  SH       SOLE                               343,500
WESTERN DIGITAL CORP      COM      958102105      2,823   868,700  SH       SOLE                               868,700
CHEVRONTEXACO CORP        COM      166764100      1,921    21,701  SH       SOLE                                21,701
EXXON MOBIL CORPORATION   COM      30231G102      1,849    45,175  SH       SOLE                                45,175
SBC COMMUNICATIONS INC    COM      78387G103      1,682    55,152  SH       SOLE                                55,152
DU PONT (E.I.) DE
 NEMOURS                  COM      263534109      1,540    34,685  SH       SOLE                                34,685
J.P. MORGAN CHASE &
 COMPANY                  COM      46625H100      1,419    41,845  SH       SOLE                                41,845
WELLS FARGO & CO          COM      949746101      1,416    28,290  SH       SOLE                                28,290
PHILIP MORRIS
 COMPANIES INC            COM      718154107      1,360    31,145  SH       SOLE                                31,145
BANK of AMERICA CORP      COM      060505104      1,314    18,680  SH       SOLE                                18,680
GENERAL MOTORS CORP       COM      370442105      1,112    20,796  SH       SOLE                                20,796
CATERPILLAR INC           COM      149123101      1,069    21,841  SH       SOLE                                21,841
MERCK & CO., INC.         COM      589331107      1,060    20,938  SH       SOLE                                20,938
VERIZON COMMUNICATIONS    COM      92343V104      1,054    26,242  SH       SOLE                                26,242
INTERNATIONAL PAPER CO    COM      460146103      1,008    23,121  SH       SOLE                                23,121
EASTMAN KODAK CO          COM      277461109        979    33,555  SH       SOLE                                33,555
HONEYWELL INTERNATIONAL
 INC                      COM      438516106        969    27,500  SH       SOLE                                27,500
Emerson Electric          COM      291011104        963    18,000  SH       SOLE                                18,000
BELLSOUTH CORP            COM      079860102        641    20,336  SH       SOLE                                20,336
AEGON NV                  ADR      007924103        537    26,388  SH       SOLE                                26,388
ENI S P A  -SPON ADR      ADR      26874R108        536     6,700  SH       SOLE                                 6,700
BRITISH AMERN TOB PLC
 -ADR                     ADR      110448107        529    24,700  SH       SOLE                                24,700
PROCTER & GAMBLE CO       COM      742718109        513     5,750  SH       SOLE                                 5,750
BP PLC  -ADS              ADR      055622104        513    10,154  SH       SOLE                                10,154

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:            Column 6:         Column 7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                               Other
    Name of Issuer        Class     Number    (x $1,000)  Principal Amount  Investment Discretion   Managers      Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                  SH/ Put/        Shared-  Shared-
                                                                  PRN Call  Sole  Defined   Other               Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP             COM      929903102        504    13,200  SH       SOLE                                13,200
NATIONAL AUSTRALIA BK
 -ADS                     ADR      632525408        497     5,000  SH       SOLE                                 5,000
NATIONAL CITY CORP        COM      635405103        479    14,400  SH       SOLE                                14,400
WASHINGTON MUTUAL INC     COM      939322103        479    12,900  SH       SOLE                                12,900
DIAGEO PLC  -ADR          ADR      25243Q205        475     9,200  SH       SOLE                                 9,200
ALLSTATE CORP             COM      020002101        473    12,800  SH       SOLE                                12,800
ROYAL DUTCH PETROLEUM
 -ADR                      ADR     780257804        470     8,500  SH       SOLE                                 8,500
WESTPAC BANKING
 -SPON ADR                 COM     961214301        467    10,300  SH       SOLE                                10,300
Westamerica Bancorp        COM     957090103        465    11,858  SH       SOLE                                11,858
ABN AMRO HLDG N V
 -SPON ADR                 ADR     000937102        463    25,638  SH       SOLE                                25,638
SHELL TRAN&TRADE  -ADR     ADR     822703609        455    10,100  SH       SOLE                                10,100
DAIMLERCHRYSLER AG         ADR      sedol -         453     9,400  SH       SOLE                                 9,400
                                    2307389
DOW CHEMICAL               COM     260543103        437    12,700  SH       SOLE                                12,700
ANGLO AMERN PLC  -ADR      ADR     03485P102        430    26,300  SH       SOLE                                26,300
GILLETTE CO                COM     375766102        423    12,500  SH       SOLE                                12,500
SARA LEE CORP              COM     803111103        418    20,228  SH       SOLE                                20,228
BANK ONE CORP              COM     06423A103        416    10,800  SH       SOLE                                10,800
3M Co                      COM     88579Y101        412     3,350  SH       SOLE                                 3,350
ING GROEP NV  -ADR         ADR     456837103        412    16,200  SH       SOLE                                16,200
CONOCO INC                 COM     208251504        411    14,800  SH       SOLE                                14,800
HSBC HLDGS PLC
 -SPON ADR                 ADR     404280406        402     6,900  SH       SOLE                                 6,900
FORD MOTOR CO              COM     345370860        400    25,000  SH       SOLE                                25,000
LLOYDS TSB GROUP PLC
 -ADR                      ADR     539439109        380     9,500  SH       SOLE                                 9,500
FLEETBOSTON FINANCIAL
 CORP                      COM     339030108        375    11,600  SH       SOLE                                11,600

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:            Column 6:         Column 7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                               Other
    Name of Issuer        Class     Number    (x $1,000)  Principal Amount  Investment Discretion   Managers      Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                  SH/ Put/        Shared-  Shared-
                                                                  PRN Call  Sole  Defined   Other               Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEX
 -SPON ADR                 ADR     879403780        366    11,400  SH       SOLE                                11,400
AXA  -SPON ADR             ADR     054536107        343    18,900  SH       SOLE                                18,900
REPSOL YPF SA  -ADR        ADR     76026T205        336    28,400  SH       SOLE                                28,400
BCE INC                    COM     05534B109        319    18,300  SH       SOLE                                18,300
SCHERING-PLOUGH            COM     806605101        298    12,100  SH       SOLE                                12,100
GENERAL ELECTRIC CO.       COM     369604103        294    10,121  SH       SOLE                                10,121
SPRINT FON GROUP           COM     852061100        277    26,107  SH       SOLE                                26,107
BRISTOL MYERS SQUIBB       COM     110122108        231     9,000  SH       SOLE                                 9,000
DEUTSCHE TELEKOM AG
 -SP ADR                   ADR     251566105        219    23,500  SH       SOLE                                23,500
CABLE & WIRELESS PLC
 -ADR                      ADR     126830207        216    28,000  SH       SOLE                                28,000
REUTERS GROUP PLC
 -ADR                      ADR     76132M102        213     6,600  SH       SOLE                                 6,600
ALCATEL  -ADS              ADR     013904305        156    21,900  SH       SOLE                                21,900
A T & T Corp               COM     001957109        130    12,152  SH       SOLE                                12,152
                  TOTAL                         467,980